UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      PITCAIRN TRUST COMPANY.
Address:   165 Township Line Road, Suite 3000
           Jenkintown, PA  19046

13F File Number:  028-02426

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lawrence R. Bardfeld
Title:     Chief Legal Officer
Phone:     215-881-6116

Signature, Place and Date of Signing:

\s\ Lawrence R. Bardfeld
------------------------
Lawrence R. Bardfeld          Jenkintown, Pennsylvania      February 12, 2010

Report Type:

[ ]   13F HOLDINGS REPORT
[X]   13F NOTICE
[ ]   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
--------------------                ----
028-01980                           Pitcairn Group L.P.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.